Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Entity Central Index Key	0000737800
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000096621
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	HYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 4,168,363,756
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 9,007,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096623
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	HYMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$72	1.45%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 4,168,363,756
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 9,007,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096624
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	HYMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
AssetsNet	$ 4,168,363,756
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 9,007,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188226
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 4,168,363,756
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 9,007,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096625
Shareholder Report [Line Items]
Fund Name	Lord Abbett High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	HYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
AssetsNet	$ 4,168,363,756
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 9,007,999
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,168,363,756
# of Portfolio Holdings	625
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$9,007,999

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.01%
  A-3.05%
  A+3.32%
  AA4.13%
  AA-2.10%
  AA+0.94%
  AAA1.21%
  B0.90%
  B-2.34%
  B+2.40%
  BB8.00%
  BB-3.11%
  BB+6.14%
  BBB3.86%
  BBB-9.00%
  BBB+3.32%
  CCC0.29%
  CCC-0.94%
  CCC+0.36%
  NR42.58%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020576
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class A
Trading Symbol	LCFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 661,799,129
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,504,712
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020577
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class C
Trading Symbol	CALAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.42%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.42%
AssetsNet	$ 661,799,129
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,504,712
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054742
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F
Trading Symbol	LCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 661,799,129
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,504,712
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188221
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class F3
Trading Symbol	LCFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 661,799,129
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,504,712
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096845
Shareholder Report [Line Items]
Fund Name	Lord Abbett California Tax Free Fund
Class Name	Class I
Trading Symbol	CAILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett California Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 661,799,129
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,504,712
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$661,799,129
# of Portfolio Holdings	283
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,504,712

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.12%
  A-5.04%
  A+12.94%
  AA22.13%
  AA-11.86%
  AA+3.89%
  AAA0.95%
  B1.06%
  B+0.07%
  BB3.05%
  BB+1.97%
  BBB4.62%
  BBB-4.87%
  BBB+6.12%
  CCC0.10%
  CCC-0.03%
  NR8.18%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096630
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class A
Trading Symbol	LISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
AssetsNet	$ 4,984,110,598
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 9,707,385
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096632
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class C
Trading Symbol	LISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$65	1.32%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.32%
AssetsNet	$ 4,984,110,598
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 9,707,385
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096627
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F
Trading Symbol	LISFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$30	0.61%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%
AssetsNet	$ 4,984,110,598
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 9,707,385
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188227
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class F3
Trading Symbol	LOISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 4,984,110,598
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 9,707,385
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096628
Shareholder Report [Line Items]
Fund Name	Lord Abbett Intermediate Tax Free Fund
Class Name	Class I
Trading Symbol	LAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Intermediate Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.51%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%
AssetsNet	$ 4,984,110,598
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 9,707,385
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,984,110,598
# of Portfolio Holdings	887
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$9,707,385

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A13.93%
  A-7.41%
  A+13.03%
  AA10.97%
  AA-7.68%
  AA+6.03%
  AAA6.02%
  B0.51%
  B-0.16%
  B+0.62%
  BB1.49%
  BB-1.31%
  BB+1.93%
  BBB7.78%
  BBB-5.87%
  BBB+6.37%
  NR8.89%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020589
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class A
Trading Symbol	LANSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 4,690,253,611
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 9,039,036
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020591
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class C
Trading Symbol	LTNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$68	1.39%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%
AssetsNet	$ 4,690,253,611
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 9,039,036
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054746
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F
Trading Symbol	LANFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
AssetsNet	$ 4,690,253,611
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 9,039,036
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188222
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class F3
Trading Symbol	LONSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 4,690,253,611
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 9,039,036
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000050290
Shareholder Report [Line Items]
Fund Name	Lord Abbett National Tax Free Fund
Class Name	Class I
Trading Symbol	LTNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett National Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 4,690,253,611
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 9,039,036
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$4,690,253,611
# of Portfolio Holdings	716
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$9,039,036

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A11.85%
  A-9.72%
  A+13.30%
  AA11.20%
  AA-7.18%
  AA+7.45%
  AAA4.33%
  B0.56%
  B-0.47%
  B+0.19%
  BB1.49%
  BB-0.84%
  BB+1.48%
  BBB7.50%
  BBB-9.10%
  BBB+6.30%
  CCC+0.14%
  NR6.90%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020593
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class A
Trading Symbol	LANJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.82%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.82%
AssetsNet	$ 151,512,032
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 325,989
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054747
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F
Trading Symbol	LNJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 151,512,032
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 325,989
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188223
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class F3
Trading Symbol	LONJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
AssetsNet	$ 151,512,032
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 325,989
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096846
Shareholder Report [Line Items]
Fund Name	Lord Abbett New Jersey Tax Free Fund
Class Name	Class I
Trading Symbol	LINJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New Jersey Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 151,512,032
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 325,989
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$151,512,032
# of Portfolio Holdings	193
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$325,989

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A22.97%
  A-4.90%
  A+7.47%
  AA13.58%
  AA-24.12%
  AA+1.57%
  AAA6.89%
  B+0.16%
  BB1.40%
  BB+1.67%
  BBB2.58%
  BBB-2.76%
  BBB+5.62%
  NR4.31%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class A
Trading Symbol	LSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,574,438,328
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,520,401
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class C
Trading Symbol	LSDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$63	1.27%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
AssetsNet	$ 1,574,438,328
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,520,401
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class F
Trading Symbol	LSDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,574,438,328
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,520,401
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188228
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class F3
Trading Symbol	LSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,574,438,328
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,520,401
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096637
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration Tax Free Fund
Class Name	Class I
Trading Symbol	LISDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,574,438,328
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 2,520,401
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,574,438,328
# of Portfolio Holdings	276
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,520,401

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A26.12%
  A-9.44%
  A+12.99%
  AA11.78%
  AA-4.00%
  AA+4.76%
  AAA7.88%
  B0.66%
  BB0.20%
  BB+0.47%
  BBB4.98%
  BBB-5.95%
  BBB+4.68%
  NR6.09%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020595
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class A
Trading Symbol	LANYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
AssetsNet	$ 591,506,086
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 1,300,195
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000020596
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class C
Trading Symbol	NYLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$70	1.42%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.42%
AssetsNet	$ 591,506,086
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 1,300,195
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054748
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F
Trading Symbol	LNYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
AssetsNet	$ 591,506,086
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 1,300,195
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188224
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class F3
Trading Symbol	LONYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
AssetsNet	$ 591,506,086
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 1,300,195
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000096847
Shareholder Report [Line Items]
Fund Name	Lord Abbett New York Tax Free Fund
Class Name	Class I
Trading Symbol	NYLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett New York Tax Free Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 591,506,086
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 1,300,195
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$591,506,086
# of Portfolio Holdings	295
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$1,300,195

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A5.69%
  A-7.06%
  A+3.32%
  AA11.14%
  AA-4.48%
  AA+16.57%
  AAA9.84%
  B0.28%
  B-0.98%
  B+1.22%
  BB1.49%
  BB-0.66%
  BB+0.99%
  BBB9.99%
  BBB-13.29%
  BBB+6.28%
  CCC+0.30%
  NR6.42%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155633
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	SDHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,804,771,481
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,648,904
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155634
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	SDHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$64	1.28%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%
AssetsNet	$ 1,804,771,481
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,648,904
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155635
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F
Trading Symbol	SDHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,804,771,481
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,648,904
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000188229
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class F3
Trading Symbol	HYMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 1,804,771,481
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,648,904
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155636
Shareholder Report [Line Items]
Fund Name	Lord Abbett Short Duration High Income Municipal Bond Fund
Class Name	Class I
Trading Symbol	SDHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Short Duration High Income Municipal Bond Fund for the period of October 1, 2024 to March 31, 2025, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,804,771,481
Holdings Count | Holding	450
Advisory Fees Paid, Amount	$ 2,648,904
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of March 31, 2025)
Total Net Assets	$1,804,771,481
# of Portfolio Holdings	450
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,648,904

Holdings [Text Block]
Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A3.66%
  A-3.11%
  A+5.68%
  AA0.82%
  AA-1.78%
  AA+1.27%
  AAA0.35%
  B2.80%
  B-0.87%
  B+4.72%
  BB6.27%
  BB-4.92%
  BB+7.11%
  BBB8.52%
  BBB-5.90%
  BBB+7.46%
  CCC+0.53%
  NR34.23%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Credit Ratings Selection [Text Block]	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.
Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.